Warrants (Details)			12 Months Ended
	Jul. 22, 2022 CAD ($) $ / shares shares	Jun. 23, 2022 CAD ($) $ / shares Y shares	Oct. 31, 2022 CAD ($) Y $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares shares
Class of Warrant Outstanding [Abstract]
Number of warrants outstanding, beginning balance			111,242,184	131,064,114
Number of warrants cancelled or expired			(17,248,015)	(59,578,382)
Number of warrants exercised			(7,956,345)	(54,268,198)
Number of warrants outstanding, Ending balance			91,694,784	111,242,184	131,064,114
Class of Warrant Outstanding, Value [Abstract]
Warrants cancelled or expired, value | $			$ (274,000)	$ (5,457,000)
Warrants exercised, value | $			(6,000)	(2,110,000)
Derivative financial liabilities on warrant exercise | $			(1,913,000)	(10,270,000)
Warrants outstanding amount, ending balance | $			15,497,000	10,724,000	$ 5,796,000
Derivative liability | $			$ 220,000	$ 1,693,000	$ 266,000
Weighted average exercise price | $ / shares	$ 2.73		$ 2.5774	$ 2.5995	$ 0.4159
Weighted average number of years to expiry			2 years 4 months 20 days	2 years 3 days	2 years 25 days
Number of warrants exercisable			86,037,824	111,242,184
Number of warrants converted				15
Number of securities into which the warrant or right may be converted				1
Fair value of warrants | $	$ 4,732,000
Unrealized gains (losses) on change in fair value of derivatives | $				$ (6,410,000)
Expected term
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | Y			2
Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Number of issued warrants for acquisition				741,600
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $				$ (3,000)
Weighted average exercise price | $ / shares				$ 1.3110
Warrants expiring on September 3, 2021
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal			300,000
Class of Warrant Outstanding, Value [Abstract]
Weighted average exercise price | $ / shares			$ 0.38
Number of warrants converted			15
Number of securities into which the warrant or right may be converted			1
Fair value of warrants | $			$ 64,000
Warrants expiring on September 3, 2021 | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares			0.38
Warrants expiring on September 3, 2021 | Exercise price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $			0.37
Warrants expiring on September 3, 2021 | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			111
Warrants expiring on September 3, 2021 | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			1.6
Warrants expiring on November 12, 2021 One
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal			3,500,000
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Bought Deal, value | $			$ 204,000
Weighted average exercise price | $ / shares			$ 0.30
Number of warrants converted			15
Number of securities into which the warrant or right may be converted			1
Warrants expiring on November 12, 2021 One | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares			0.22
Warrants expiring on November 12, 2021 One | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares			0.30
Warrants expiring on November 12, 2021 One | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			70
Warrants expiring on November 12, 2021 One | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			1.6
Warrants expiring on November 12, 2021 Two
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal			1,000,000
Class of Warrant Outstanding, Value [Abstract]
Weighted average exercise price | $ / shares			$ 0.30
Number of warrants converted			15
Number of securities into which the warrant or right may be converted			1
Fair value of warrants | $			$ 111,000
Warrants expiring on November 12, 2021 Two | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares			0.22
Warrants expiring on November 12, 2021 Two | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares			0.30
Warrants expiring on November 12, 2021 Two | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			111
Warrants expiring on November 12, 2021 Two | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input			1.6
Warrants expiring on February 6, 2023 | Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Number of issued warrants for acquisition				40,076,411
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $				$ 2,616,000
Weighted average exercise price | $ / shares				$ 0.3520
Weighted average number of years to expiry				5 months 26 days
Warrants expiring on April 11, 2023 | Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Number of issued warrants for acquisition				4,120,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $				$ 120,000
Weighted average exercise price | $ / shares				$ 1.1040
Weighted average number of years to expiry				21 days
Warrants expiring on December 31, 2022
Class of Warrant Outstanding, Value [Abstract]
Derivative liability | $				$ 11,697,000
Warrants expiring on February 22, 2024
Class of Warrant Outstanding [Abstract]
Number of warrants issued - equity financing				27,878,919
Class of Warrant Outstanding, Value [Abstract]
Warrants issued - equity financing, value | $				$ 6,210,000
Weighted average exercise price | $ / shares				$ 0.5800
Weighted average number of years to expiry				6 months 18 days
Warrants expiring on May 26, 2024
Class of Warrant Outstanding [Abstract]
Number of warrants issued - equity financing				21,207,720
Class of Warrant Outstanding, Value [Abstract]
Warrants issued - equity financing, value | $				$ 3,546,000
Weighted average exercise price | $ / shares				$ 12.2500
Weighted average number of years to expiry				10 days
Warrants expiring on June 21, 2023
Class of Warrant Outstanding [Abstract]
Number of warrants issued - Promissory note		700,000	700,000
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Promissory note, value | $			$ 321,000
Weighted average exercise price | $ / shares			$ 4.9800
Weighted average number of years to expiry			3 months 29 days
Fair value of warrants | $		$ 321,000
Warrants expiring on June 21, 2023 | Share price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		2.43
Warrants expiring on June 21, 2023 | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		4.98
Warrants expiring on June 21, 2023 | Expected term
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | Y		1	2
Warrants expiring on June 21, 2023 | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		1
Warrants expiring on June 21, 2023 | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		0.0331
Warrants expiring on July 22, 2027
Class of Warrant Outstanding [Abstract]
Number of issued warrants - Bought Deal	4,956,960		4,956,960
Class of Warrant Outstanding, Value [Abstract]
Issued warrants - Bought Deal, value | $			$ 4,732,000
Weighted average exercise price | $ / shares			$ 2.7300
Weighted average number of years to expiry			18 days
Fair value of warrants | $	$ 4,732,000
Warrants expiring on July 22, 2027 | Expected term
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | Y			2